Equity accounted investments - Peregrine (Details) - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	[1]	R 7,594	R 5,621
Balance at end of the year		8,471	7,594	[1]	R 5,621	[1]
Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year		1,086	1,001		954
Foreign currency translation		74	85		47
Balance at end of the year		R 1,160	R 1,086		R 1,001

[1]	* Restated — see note 1.5